Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings Per Share	EARNINGS PER SHARE
Basic

Basic earnings per share is calculated by dividing net income attributable to shareholders of Tricon by the sum of the weighted average number of shares outstanding and vested deferred share units during the period.

(in thousands of U.S. dollars, except per share amounts which are in U.S. dollars)
For the years ended December 31	2021	2020

Net income from continuing operations	$517,089	$112,637
Non-controlling interest	4,272	3,091
Net income attributable to shareholders of Tricon from continuing operations	512,817	109,546
Net (loss) income attributable to shareholders of Tricon from discontinued operations	(67,562)	3,776
Net income attributable to shareholders of Tricon	$445,255	$113,322

Weighted average number of common shares outstanding	218,087,838	192,973,343
Adjustments for vested units	1,746,292	1,653,784
Weighted average number of common shares outstanding for basic earnings per share	219,834,130	194,627,127

Basic earnings per share
Continuing operations	$2.34	$0.56
Discontinued operations	(0.31)	0.02
Basic earnings per share	$2.03	$0.58

Diluted

Diluted earnings per share is calculated by adjusting the weighted average number of shares outstanding to assume conversion of all potentially dilutive shares. The Company has five categories of potentially dilutive shares: stock options (Note 31), restricted shares (Note 29), deferred share units (Note 31), convertible debentures (Note 19) and the preferred units issued by the Affiliate that are exchangeable into the common shares of the Company (Note 20). For the stock options, the number of dilutive shares is based on the number of shares that could have been acquired at fair value with the assumed proceeds, if any, from their exercise (determined using the average market price of the Company’s shares for the period then ended). For restricted shares and deferred share units, the number of dilutive shares is equal to the total number of unvested restricted shares and deferred share units. For the convertible debentures and exchangeable preferred units, the number of dilutive shares is based on the number of common shares into which the elected amount would then be convertible or exchangeable. The number of shares calculated as described above is comparable to the number of shares that would have been issued assuming the vesting of the stock compensation arrangement, the conversion of debentures and the exchange of preferred units.
Stock options, restricted shares and deferred share unitsFor the year ended December 31, 2021, the Company’s stock compensation plans resulted in 2,284,607 dilutive share units (2020 - 1,168,346), given that it would be advantageous to the holders to exercise their associated rights to acquire common shares, as the exercise prices of these potential shares are below the Company's average market share price in 2021. Restricted shares and deferred share units are always considered dilutive as there is no price to the holder associated with receiving or exercising their entitlement, respectively.Convertible debenturesFor the year ended December 31, 2021, the Company’s 2022 convertible debentures were anti-dilutive, as debentures interest expense and loss on debt extinguishment, net of tax, and the fair value loss on derivative financial instruments would result in increased earnings per share upon conversion. Therefore, in computing the diluted weighted average shares outstanding and the associated earnings per share amounts for the year ended December 31, 2021, the impact of the 2022 convertible debentures was excluded (2020 - excluded).Preferred units issued by the Affiliate For the year ended December 31, 2021, the impact of exchangeable preferred units of Tricon PIPE LLC (Note 20) was anti-dilutive, as the associated interest expense, net of tax, and the fair value loss on derivative financial instruments would result in increased earnings per share upon the exchange of the underlying preferred units. Therefore, in computing the diluted weighted average common shares outstanding and the associated earnings per share amounts for the year ended December 31, 2021, the impact of the preferred units was excluded (2020 - excluded).

(in thousands of U.S. dollars, except per share amounts which are in U.S. dollars)
For the years ended December 31	2021	2020

Net income attributable to shareholders of Tricon from continuing operations	$512,817	$109,546
Net (loss) income attributable to shareholders of Tricon from discontinued operations	(67,562)	3,776
Adjusted net income attributable to shareholders of Tricon	$445,255	$113,322

Weighted average number of common shares outstanding	219,834,130	194,627,127
Adjustments for stock compensation	2,284,607	1,168,346
Weighted average number of common shares outstanding for diluted earnings per share	222,118,737	195,795,473

Diluted earnings per share
Continuing operations	$2.31	$0.56
Discontinued operations (1)	(0.31)	0.02
Diluted earnings per share	$2.00	$0.58
(1) For the year ended December 31, 2021, diluted loss per share from discontinued operations is calculated based on 219,834,130 weighted average number of common shares outstanding. The 2,284,607 units of adjustments for stock compensation are anti-dilutive, as their inclusion would result in a lower diluted loss per share from discontinued operations.